22. LEASES	12 Months Ended
Dec. 31, 2017
Leases
22. LEASES
a)	As of December 31, 2017, financial leases for current non-derivative financial liabilities are as follows:

Short-term portion	1 to 5 years	Over 5 years	Total amount owed
ThCh$	ThCh$	ThCh$	ThCh$
37,037	378,581	81,758	497,376

b)	As of December 31, 2017, there are operating leases which mainly relate to leases of estates of long-term for agricultural land on which wine grapes plantations have been developed. These contracts contain no embedded derivatives due to the fact that do not meet the features described in Note 2.6.8 Embedded Derivatives.

The detail of minimum payments payable is as follows:

Short-term portion	1 to 5 years	Over 5 years	Total amount owed
ThCh$	ThCh$	ThCh$	ThCh$
702,620	802,916	972,477	2,478,013

c)	Operating leases used are detailed as follows:

	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
	ThCh$	ThCh$	ThCh$
Leases used	6,530,593	6,870,636	6,374,744
Total	6,530,593	6,870,636	6,374,744